Earnings per Share	12 Months Ended
Dec. 31, 2015
Notes To Consolidated Financial Statements
Earnings Per Share

21. Earnings Per Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the year and includes the shares issuable to the audit committee chairman and the independent directors at the end of the year for services rendered. Diluted earnings per share are the same as basic earnings per share. There are no other potentially dilutive shares. The computation of basic earnings per share is calculated after deducting the preferred stock dividend from net income/(loss).